Financial assets at amortised cost - Loans and advances to customers (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019
Impairment
Disclosure of financial assets [line items]
Balance at beginning of period	£ (3,455)
Additions (repayments)	(211)	£ 52	£ 64
Transfers	(1,263)	(225)	(379)
Balance at end of period	(6,541)	(3,455)		£ (3,455)
Impairment | Purchased or originated credit-impaired
Disclosure of financial assets [line items]
Balance at beginning of period	(142)
Balance at end of period	(325)	(142)		(142)
Impairment | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	(772)
Balance at end of period	(1,606)	(772)		(772)
Impairment | Lifetime expected credit losses | Not credit impaired
Disclosure of financial assets [line items]
Balance at beginning of period	(1,072)
Balance at end of period	(2,384)	(1,072)		(1,072)
Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Disclosure of financial assets [line items]
Balance at beginning of period	(1,469)
Balance at end of period	(2,226)	(1,469)		(1,469)
Loans and advances to customers
Disclosure of financial assets [line items]
Balance at beginning of period	494,988
Balance at end of period	501,508	494,988		494,988
Loans and advances to customers | Purchased or originated credit-impaired
Disclosure of financial assets [line items]
Balance at beginning of period	13,572
Balance at end of period	12,718	13,572		13,572
Loans and advances to customers | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	449,300
Balance at end of period	428,197	449,300		449,300
Loans and advances to customers | Lifetime expected credit losses | Not credit impaired
Disclosure of financial assets [line items]
Balance at beginning of period	27,548
Balance at end of period	55,971	27,548		27,548
Loans and advances to customers | Lifetime expected credit losses | Credit-impaired after purchase or origination
Disclosure of financial assets [line items]
Balance at beginning of period	4,568
Balance at end of period	4,622	4,568		4,568
Loans and advances to customers | Gross carrying amount
Disclosure of financial assets [line items]
Balance at beginning of period	498,247		488,008	488,008
Exchange and other adjustments	2,712			(202)
Additions (repayments)	7,235			8,204
Recoveries	86			425
Acquisition of portfolios				3,694
Financial assets that have been written off	(786)			(1,882)
Balance at end of period	507,494	498,247		498,247
Loans and advances to customers | Gross carrying amount | Purchased or originated credit-impaired
Disclosure of financial assets [line items]
Balance at beginning of period	13,714		15,391	15,391
Exchange and other adjustments	(54)			283
Additions (repayments)	(593)			(1,934)
Recoveries				28
Financial assets that have been written off	(24)			(54)
Balance at end of period	13,043	13,714		13,714
Loans and advances to customers | Gross carrying amount | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	449,975		441,531	441,531
Exchange and other adjustments	2,735			(498)
Additions (repayments)	8,247			13,554
Transfers	(31,428)			(8,306)
Acquisition of portfolios				3,694
Balance at end of period	429,529	449,975		449,975
Loans and advances to customers | Gross carrying amount | 12-month expected credit losses | Stage 1
Disclosure of financial assets [line items]
Transfers	3,154			6,318
Loans and advances to customers | Gross carrying amount | 12-month expected credit losses | Stage 2
Disclosure of financial assets [line items]
Transfers	(33,522)			(13,084)
Loans and advances to customers | Gross carrying amount | 12-month expected credit losses | Stage 3
Disclosure of financial assets [line items]
Transfers	(1,060)			(1,540)
Loans and advances to customers | Gross carrying amount | Lifetime expected credit losses | Not credit impaired
Disclosure of financial assets [line items]
Balance at beginning of period	28,543		25,345	25,345
Exchange and other adjustments	27			(34)
Additions (repayments)	417			(2,558)
Transfers	29,152			5,790
Balance at end of period	58,139	28,543		28,543
Loans and advances to customers | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | Stage 1
Disclosure of financial assets [line items]
Transfers	(3,145)			(6,286)
Loans and advances to customers | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | Stage 2
Disclosure of financial assets [line items]
Transfers	33,866			13,516
Loans and advances to customers | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | Stage 3
Disclosure of financial assets [line items]
Transfers	(1,569)			(1,440)
Loans and advances to customers | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination
Disclosure of financial assets [line items]
Balance at beginning of period	6,015		£ 5,741	5,741
Exchange and other adjustments	4			47
Additions (repayments)	(836)			(858)
Transfers	2,276			2,516
Recoveries	86			397
Financial assets that have been written off	(762)			(1,828)
Balance at end of period	6,783	6,015		6,015
Loans and advances to customers | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination | Stage 1
Disclosure of financial assets [line items]
Transfers	(9)			(32)
Loans and advances to customers | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination | Stage 2
Disclosure of financial assets [line items]
Transfers	(344)			(432)
Loans and advances to customers | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination | Stage 3
Disclosure of financial assets [line items]
Transfers	2,629			2,980
Loans and advances to customers | Impairment
Disclosure of financial assets [line items]
Balance at beginning of period	(3,259)
Balance at end of period	(5,986)	(3,259)		(3,259)
Loans and advances to customers | Impairment | Purchased or originated credit-impaired
Disclosure of financial assets [line items]
Balance at beginning of period	(142)
Balance at end of period	(325)	(142)		(142)
Loans and advances to customers | Impairment | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	(675)
Balance at end of period	(1,332)	(675)		(675)
Loans and advances to customers | Impairment | Lifetime expected credit losses | Not credit impaired
Disclosure of financial assets [line items]
Balance at beginning of period	(995)
Balance at end of period	(2,168)	(995)		(995)
Loans and advances to customers | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Disclosure of financial assets [line items]
Balance at beginning of period	(1,447)
Balance at end of period	£ (2,161)	£ (1,447)		£ (1,447)